SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS AMORTIZED (Details)	Jun. 30, 2026
Trademarks [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Finite lived intangible asset, useful life	2 years
Trademarks [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Finite lived intangible asset, useful life	10 years
Patents [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Finite lived intangible asset, useful life	3 years
Patents [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Finite lived intangible asset, useful life	20 years
Online Platform [Member]
Property, Plant, and Equipment [Line Items]
Finite lived intangible asset, useful life	10 years
Customer Relationships [Member]
Property, Plant, and Equipment [Line Items]
Finite lived intangible asset, useful life	10 years